Taxation - Summary of taxation charge (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
– Current	$ 3,726	$ 3,270	$ 2,115
– Deferred	516	695	(548)
Total taxation charge	$ 4,242	$ 3,965	$ 1,567